Related party transactions - Summary of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 8,586	$ 9,008
Employee benefit plan	494	472
Share-based payments	5,886	7,450
Termination benefits	3,536	1,413
Compensation for key management personnel	$ 18,502	$ 18,343